Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of earnings per share

	2023	2022	2021
Numerator
Net income attributable to equity holders of the parent	386,324	373,569	223,326
Denominator
Weighted average number of outstanding shares	89,830,351	90,335,037	93,291,480
Effects of dilution from stock options and restricted share units	706,492	329,085	811,818
Weighted average number of outstanding shares adjusted for the effect of dilution	90,536,843	90,664,122	94,103,298

Basic earnings per share (R$)	4.30	4.14	2.39
Diluted earnings per share (R$)	4.27	4.12	2.37